Borrowings - Interest Expense and Finance Charges - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Interest Expense, Debt [Abstract]
Interest expense and finance charge	$ 130,800	$ 171,938	$ 92,016
Minimum
Interest Expense, Debt [Abstract]
Interest rate	0.74%	0.70%	0.58%
Maximum
Interest Expense, Debt [Abstract]
Interest rate	8.41%	11.38%	11.88%